LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Tables)	12 Months Ended
Dec. 31, 2020
Labor Costs [Abstract]
Schedule of labor costs

	Year ended December 31,
	2020	2019	2018

Wages, salaries and social security costs	677,541	759,678	884,536
Termination benefits	25,265	28,269	26,601
Post-employment benefits (Note 20 (i))	36,093	39,086	29,862

Labor costs	738,899	827,033	940,999